Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001478121
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 01, 2020
Entity Registrant Name	PFENEX INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36540
Entity Tax Identification Number	27-1356759
Entity Address, Address Line One	10790 Roselle Street
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	352-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PFNX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false